Financial Instruments (Schedule of Analyses Financial Instruments Carried at Fair Value) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at fair value through profit or loss Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	₪ (8)	₪ (5)
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(8)	(5)
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(8)	(5)
Financial liabilities at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(8)	(5)
Financial liabilities at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial assets at fair value through profit or loss Current investments in debt securities and shares and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets		472
Financial assets at fair value through profit or loss Current investments in debt securities and shares and deposits [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets		472
Financial assets at fair value through profit or loss Current investments in debt securities and shares and deposits [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Current investments in debt securities and shares and deposits [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	1	1
Financial assets at fair value through profit or loss Derivatives [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Derivatives [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	1	1
Financial assets at fair value through profit or loss Derivatives [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	1	473
Financial assets at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets		472
Financial assets at fair value through profit or loss [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	1	1
Financial assets at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets